Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings	Barclays PLC	Barclays PLC Called up share capital and share premium	Barclays PLC Other equity instruments	Barclays PLC Other reserves	Barclays PLC Retained earnings
Beginning balance, equity at Dec. 31, 2022	£ 69,260	£ 4,373		£ 13,284		£ (2,192)		£ 52,827	£ 57,667	£ 4,373	£ 13,250	£ 788	£ 39,256
Changes in equity [abstract]
Profit after tax and other comprehensive income	6,379			985		1,911		3,419	3,766		985		2,781
Issue of shares under employee share schemes	621	124						497	146	124			22
Issue and exchange of other equity instruments	(380)			(30)				(38)	(77)		(52)		(25)
Vesting of shares under employee share schemes	(229)					277		(506)	(22)				(22)
Dividends paid	(1,274)							(1,210)	(1,210)				(1,210)
Other equity instruments coupons paid	(985)			(985)					(985)		(985)
Repurchase of shares	(1,257)	(209)				209		(1,257)	(1,257)	(209)		209	(1,257)
Other reserve movements	14			5		3		2
Ending balance, equity at Dec. 31, 2023	71,864	4,288	[1]	13,259	[1]	(77)	[2]	53,734	58,028	4,288	13,198	997	39,545
Changes in equity [abstract]
Profit after tax and other comprehensive income	5,455			991	[1]	(598)	[2]	5,013	4,082		990		3,092
Issue of shares under employee share schemes	977	103	[1]	0				874	125	103			22
Issue and exchange of other equity instruments	(1,251)			(1,155)	[1]			(96)	(1,258)		(1,165)		(93)
Vesting of shares under employee share schemes	(240)					268	[2]	(508)	(24)				(24)
Dividends paid	(1,270)							(1,221)	(1,221)				(1,221)
Other equity instruments coupons paid	(991)			(991)	[1]				(990)		(990)
Repurchase of shares	(1,760)	(205)	[1]	0		205	[2]	(1,760)	(1,760)	(205)		205	(1,760)
Other reserve movements	(34)	0		(29)	[1]	3	[2]	(8)	4				4
Ending balance, equity at Dec. 31, 2024	72,481	4,186	[1]	12,075	[1]	(468)	[2]	56,028	56,986	4,186	12,033	1,202	39,565
Changes in equity [abstract]
Profit after tax and other comprehensive income	9,167			997	[1]	1,968	[2]	6,161	4,640		997		3,643
Issue of shares under employee share schemes	1,277	150	[1]	0				1,127	189	151			38
Issue and exchange of other equity instruments	647			651	[1]			(4)	641		641
Vesting of shares under employee share schemes	(282)					343	[2]	(625)	(21)				(21)
Dividends paid	(1,254)							(1,213)	(1,213)				(1,213)
Other equity instruments coupons paid	(997)			(997)	[1]				(997)		(997)
Repurchase of shares	(2,241)	(158)	[1]	0		158	[2]	(2,241)	(2,241)	(158)		158	(2,241)
Other reserve movements	16	0		(1)	[1]	6	[2]	8	5	(1)	(1)		7
Ending balance, equity at Dec. 31, 2025	£ 78,236	£ 4,178	[1]	£ 12,725	[1]	£ 1,628	[2]	£ 59,253	£ 57,989	£ 4,178	£ 12,673	£ 1,360	£ 39,778

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.